THE WRIGHT MANAGED BLUE CHIP INVESTMENT FUNDS

                        Supplement to Combined Prospectus
                                       of

                         THE WRIGHT MANAGED EQUITY TRUST

                     Wright Selected Blue Chip Equities Fund
                      Wright Major Blue Chip Equities Fund
                  Wright International Blue Chip Equities Fund

                         THE WRIGHT MANAGED INCOME TRUST

                            Wright U.S. Treasury Fund
                      Wright U.S. Government Near Term Fund
                          Wright Total Return Bond Fund
                           Wright Current Income Fund
                     Wright U.S. Treasury Money Market Fund

                                      dated
                                   May 1, 2001

     As of the date of this Supplement, the INSTITUTIONAL SHARES of Wright Selected Blue Chip Equities Fund, Wright U.S. Treasury Fund and Wright U.S. Government Near Term Fund are not available for purchase. Contact the Principal Underwriter or your broker for the latest information.



 July 23,2001




                  THE WRIGHT MANAGED BLUE CHIP INVESTMENT FUNDS

           Supplement to Combined Statement of Additional Information
                                       of

                         THE WRIGHT MANAGED EQUITY TRUST

                     Wright Selected Blue Chip Equities Fund
                      Wright Major Blue Chip Equities Fund
                  Wright International Blue Chip Equities Fund

                         THE WRIGHT MANAGED INCOME TRUST

                            Wright U.S. Treasury Fund
                      Wright U.S. Government Near Term Fund
                          Wright Total Return Bond Fund
                           Wright Current Income Fund
                     Wright U.S. Treasury Money Market Fund

                                      dated
                                  May 1, 2001

As of the date of this Supplement, the INSTITUTIONAL SHARES of Wright Selected Blue Chip Equities Fund, Wright U.S. Treasury Fund and Wright U.S. Government Near Term Fund are not available for purchase. Contact the Principal Underwriter or your broker for the latest information.

 July 23,2001